Capital Group New Geography Equity ETF
Investment portfolio
August 31, 2025
unaudited

Common stocks 95.91% Financials 20.14%	Shares	Value (000)
Nu Holdings, Ltd., Class A (a)	743,619	$11,005
Mastercard, Inc., Class A	16,826	10,016
Banco Bilbao Vizcaya Argentaria, SA	550,441	9,975
UniCredit SpA	90,391	6,984
AIA Group, Ltd.	618,600	5,824
Kotak Mahindra Bank, Ltd.	256,690	5,704
Capitec Bank Holdings, Ltd.	27,473	5,558
HDFC Bank, Ltd.	482,842	5,208
KB Financial Group, Inc.	61,967	4,823
XP, Inc., Class A	229,948	4,171
Abu Dhabi Islamic Bank PJSC	703,510	4,087
Eurobank Ergasias Services and Holdings SA	1,038,073	3,813
Standard Chartered PLC	187,419	3,511
PB Fintech, Ltd. (a)	173,919	3,491
Hana Financial Group, Inc.	52,024	3,076
Bank Central Asia Tbk PT	6,156,100	3,015
Bank Mandiri (Persero) Tbk PT	10,462,500	3,001
PICC Property and Casualty Co., Ltd., Class H	1,222,000	2,941
Brookfield Corp., Class A	44,427	2,920
Al Rajhi Banking and Investment Corp., non-registered shares	115,744	2,906
S&P Global, Inc.	5,056	2,773
ICICI Bank, Ltd. (ADR)	81,380	2,583
Banco Santander, SA	257,175	2,455
Visa, Inc., Class A	6,842	2,407
Shriram Finance, Ltd.	363,100	2,388
Hong Kong Exchanges and Clearing, Ltd.	39,900	2,308
Cholamandalam Investment and Finance Co., Ltd.	141,472	2,278
Banco BTG Pactual SA, units	274,626	2,272
Grupo Financiero Banorte, SAB de CV, Series O	242,928	2,222
B3 SA - Brasil, Bolsa, Balcao	921,026	2,205
National Bank of Greece SA	157,789	2,184
Bank of the Philippine Islands	1,033,170	2,043
Woori Financial Group, Inc.	110,401	1,969
AU Small Finance Bank, Ltd.	239,669	1,951
HSBC Holdings PLC	147,615	1,889
Samsung Fire & Marine Insurance Co., Ltd.	5,752	1,837
China Merchants Bank Co., Ltd., Class H	290,500	1,789
Futu Holdings, Ltd. (ADR)	9,599	1,782
Emirates NBD Bank PJSC	253,349	1,742
Commercial International Bank - Egypt (CIB) SAE (GDR)	463,143	1,529
Alpha Bank SA	379,946	1,505
Aon PLC, Class A	3,840	1,409
People’s Insurance Company (Group) of China, Ltd. (The), Class H	1,428,000	1,279
Bajaj Finance, Ltd.	106,730	1,062
BSE, Ltd.	44,468	1,057
Ping An Insurance (Group) Company of China, Ltd., Class H	115,000	830
Capital Group New Geography Equity ETF — Page 1 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Akbank TAS	450,897	$748
Bajaj Finserv, Ltd.	28,801	625
		153,150
Information technology 19.59%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	220,790	50,974
Microsoft Corp.	37,251	18,875
SK hynix, Inc.	73,546	14,230
Broadcom, Inc.	44,150	13,130
NVIDIA Corp.	73,016	12,718
ASML Holding NV	7,734	5,760
ASML Holding NV (ADR)	2,321	1,724
Cloudflare, Inc., Class A (a)	19,905	4,154
Synopsys, Inc. (a)	5,569	3,361
E Ink Holdings, Inc.	357,000	3,071
Tokyo Electron, Ltd.	21,700	3,051
SAP SE	10,037	2,721
MediaTek, Inc.	49,000	2,196
Capgemini SE	15,260	2,168
Elite Material Co., Ltd.	54,000	2,155
KLA Corp.	1,961	1,710
Samsung Electronics Co., Ltd.	28,243	1,416
Coforge, Ltd.	60,082	1,174
Keyence Corp.	2,700	1,043
eMemory Technology, Inc.	14,000	946
Apple, Inc.	3,941	915
Advantech Co., Ltd.	72,000	810
Globant SA (a)	10,192	686
		148,988
Consumer discretionary 12.54%
MercadoLibre, Inc. (a)	7,293	18,035
Trip.com Group, Ltd. (ADR)	117,646	8,676
Trip.com Group, Ltd.	76,250	5,654
Midea Group Co., Ltd., Class A	620,000	6,728
BYD Co., Ltd., Class H	262,500	3,852
BYD Co., Ltd., Class A	135,400	2,165
LVMH Moet Hennessy-Louis Vuitton SE	8,822	5,203
Eicher Motors, Ltd.	72,267	4,999
Galaxy Entertainment Group, Ltd.	764,000	4,018
H World Group, Ltd. (ADR)	90,438	3,333
TVS Motor Co., Ltd.	85,215	3,165
Jumbo SA	88,605	3,160
Alibaba Group Holding, Ltd. (ADR)	19,370	2,615
Titan Co., Ltd.	51,592	2,122
Compagnie Financiere Richemont SA, Class A	11,776	2,057
Sands China, Ltd.	694,800	1,813
Meituan, Class B (a)	135,600	1,786
Ryohin Keikaku Co., Ltd.	81,000	1,757
Naspers, Ltd., Class N	5,036	1,658
Maruti Suzuki India, Ltd.	9,651	1,618
Vibra Energia SA	364,072	1,614
Ferrari NV	3,250	1,546
PDD Holdings, Inc. (ADR) (a)	11,944	1,436
adidas AG	6,660	1,296
Capital Group New Geography Equity ETF — Page 2 of 8

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
YUM! Brands, Inc.	7,698	$1,131
Shenzhou International Group Holdings, Ltd.	139,600	1,101
Amadeus IT Group SA, Class A, non-registered shares	11,581	970
Li Ning Co., Ltd.	386,500	937
Eternal, Ltd. (a)	261,431	930
		95,375
Industrials 12.42%
Airbus SE, non-registered shares	55,806	11,690
Rolls-Royce Holdings PLC	546,979	7,910
Kanzhun, Ltd., Class A (ADR) (a)	296,477	7,003
Hitachi, Ltd.	179,900	4,957
Safran SA	14,724	4,908
Copa Holdings, SA, Class A	35,448	4,159
Shenzhen Inovance Technology Co., Ltd., Class A	385,600	4,056
General Electric Co.	14,143	3,892
Techtronic Industries Co., Ltd.	252,500	3,252
BAE Systems PLC	119,610	2,841
Motiva Infraestrutura de Mobilidade SA	1,016,254	2,699
International Container Terminal Services, Inc.	311,680	2,634
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	107,677	2,590
Contemporary Amperex Technology Co., Ltd., Class A	58,600	2,515
Uber Technologies, Inc. (a)	26,224	2,459
LS Electric Co., Ltd.	11,808	2,416
Rumo SA	872,297	2,341
Leonardo SpA	41,001	2,337
Mitsubishi Heavy Industries, Ltd.	82,300	2,102
Localiza Rent a Car SA, ordinary nominative shares	312,708	2,067
Larsen & Toubro, Ltd.	45,657	1,864
Jiangsu Hengli Hydraulic Co., Ltd., Class A	138,200	1,733
Daikin Industries, Ltd.	13,500	1,709
Siemens AG	5,386	1,491
Aselan Elektronik Sanayi ve Ticaret AS	313,866	1,398
Weichai Power Co., Ltd., Class A	647,200	1,374
Carrier Global Corp.	20,664	1,347
DSV A/S	5,972	1,323
Airports of Thailand PCL, foreign registered shares	1,115,300	1,239
TransDigm Group, Inc.	865	1,210
InPost SA (a)	64,123	931
		94,447
Communication services 10.33%
Tencent Holdings, Ltd.	268,128	20,517
Meta Platforms, Inc., Class A	16,525	12,207
Bharti Airtel, Ltd.	433,632	9,284
NetEase, Inc.	150,800	4,109
NetEase, Inc. (ADR)	18,600	2,533
Alphabet, Inc., Class A	16,659	3,547
Alphabet, Inc., Class C	13,458	2,874
MTN Group, Ltd.	673,130	5,716
Netflix, Inc. (a)	2,627	3,174
Tencent Music Entertainment Group, Class A (ADR)	123,426	3,026
America Movil, SAB de CV, Class B (ADR)	147,316	2,945
KT Corp. (ADR)	104,605	2,118
True Corp. PCL, nonvoting depository receipts (a)	3,074,800	1,082
Capital Group New Geography Equity ETF — Page 3 of 8

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
True Corp. PCL, foreign registered shares (a)	2,394,500	$843
Sea, Ltd., Class A (ADR) (a)	8,498	1,585
Telkom Indonesia (Persero) Tbk PT, Class B	8,086,900	1,535
TIM SA	343,768	1,442
		78,537
Health care 5.65%
Max Healthcare Institute, Ltd.	636,472	8,328
Novo Nordisk AS, Class B	137,536	7,734
Thermo Fisher Scientific, Inc.	9,598	4,729
Laurus Labs, Ltd.	418,634	4,066
AstraZeneca PLC	15,604	2,487
Abbott Laboratories	18,574	2,464
Eli Lilly and Co.	3,091	2,264
BeOne Medicines, Ltd. (ADR) (a)	7,249	2,219
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	238,050	2,210
Innovent Biologics, Inc. (a)	153,500	1,907
Zai Lab, Ltd. (ADR) (a)	42,221	1,397
Danaher Corp.	5,917	1,218
EssilorLuxottica SA	3,862	1,176
Mankind Pharma, Ltd.	28,515	799
		42,998
Consumer staples 5.29%
Kweichow Moutai Co., Ltd., Class A	31,700	6,578
Nestle SA	57,385	5,407
ITC, Ltd.	893,920	4,152
Arca Continental, SAB de CV	278,507	2,841
JBS NV (BDR) (a)	140,045	2,254
Anheuser-Busch InBev SA/NV	31,321	1,962
Dino Polska SA, non-registered shares (a)	154,469	1,926
Carlsberg A/S, Class B	15,665	1,916
Shoprite Holdings, Ltd.	128,462	1,915
British American Tobacco PLC	28,508	1,612
Varun Beverages, Ltd.	284,318	1,570
KT&G Corp.	16,092	1,559
Ajinomoto Co., Inc.	56,200	1,533
Constellation Brands, Inc., Class A	8,683	1,406
Masan Group Corp. (a)	426,700	1,344
Tsingtao Brewery Co., Ltd., Class H	184,000	1,193
United Spirits, Ltd.	70,479	1,047
		40,215
Materials 4.83%
Freeport-McMoRan, Inc.	109,490	4,861
Linde PLC	9,300	4,448
Vale SA (ADR), ordinary nominative shares	426,793	4,388
Barrick Mining Corp.	146,839	3,910
Glencore PLC (a)	757,063	2,990
First Quantum Minerals, Ltd. (a)	164,800	2,888
APL Apollo Tubes, Ltd.	124,017	2,256
Grupo Mexico, SAB de CV, Series B	319,839	2,097
Amcor PLC (CDI)	227,378	1,955
Sika AG	6,901	1,600
BASF SE	29,492	1,565
Capital Group New Geography Equity ETF — Page 4 of 8

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Anhui Conch Cement Co., Ltd., Class H	456,500	$1,435
Southern Copper Corp.	12,301	1,182
Nutrien, Ltd.	19,985	1,152
		36,727
Energy 2.18%
TotalEnergies SE	71,748	4,491
Reliance Industries, Ltd.	246,982	3,799
ADNOC Drilling Co. PJSC	1,418,235	2,127
Adnoc Gas PLC	1,808,884	1,640
Vista Energy, SAB de CV, Class A (ADR) (a)	32,187	1,255
Cheniere Energy, Inc.	4,987	1,206
Galp Energia, SGPS, SA, Class B	59,015	1,146
Chevron Corp.	5,789	930
		16,594
Real estate 1.76%
Lodha Developers, Ltd.	527,907	7,135
China Resources Mixc Lifestyle Services, Ltd.	513,200	2,550
CK Asset Holdings, Ltd.	311,000	1,465
China Resources Land, Ltd.	294,000	1,153
Emaar Properties PJSC	268,949	1,054
		13,357
Utilities 1.18%
Equatorial Energia SA, ordinary nominative shares	513,069	3,461
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	129,804	2,932
Gulf Development PCL (a)	1,796,604	2,607
		9,000
Total common stocks (cost: $661,133,000)		729,388
Preferred securities 0.53% Financials 0.30%
Itau Unibanco Holding SA (ADR), preferred nominative shares	315,835	2,255
Information technology 0.23%
Samsung Electronics Co., Ltd., nonvoting preferred shares	42,625	1,735
Consumer discretionary 0.00%
TVS Motor Co., Ltd., 6.00% preferred shares (a)	330,300	38
Total preferred securities (cost: $3,466,000)		4,028
Capital Group New Geography Equity ETF — Page 5 of 8

unaudited
Short-term securities 3.40% Money market investments 3.40%	Shares	Value (000)
Capital Group Central Cash Fund 4.29% (b)(c)	258,603	$25,863
Total short-term securities (cost: $25,858,000)		25,863
Total investment securities 99.84% (cost: $690,457,000)		759,279
Other assets less liabilities 0.16%		1,197
Net assets 100.00%		$760,476
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.40%
Money market investments 3.40%
Capital Group Central Cash Fund 4.29% (b)	$13,985	$64,460	$52,586	$— (d)	$4	$25,863	$214

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 8/31/2025.
(c)	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
(d)	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group New Geography Equity ETF — Page 6 of 8

unaudited
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):
Capital Group New Geography Equity ETF — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$153,150	$—	$—	$153,150
Information technology	148,988	—	—	148,988
Consumer discretionary	88,647	6,728	—	95,375
Industrials	94,447	—	—	94,447
Communication services	78,537	—	—	78,537
Health care	42,998	—	—	42,998
Consumer staples	40,215	—	—	40,215
Materials	36,727	—	—	36,727
Energy	16,594	—	—	16,594
Real estate	13,357	—	—	13,357
Utilities	9,000	—	—	9,000
Preferred securities	3,990	38	—	4,028
Short-term securities	25,863	—	—	25,863
Total	$752,513	$6,766	$—	$759,279

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP1-319-1025
Capital Group New Geography Equity ETF — Page 8 of 8